Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 9,805	$ 320	$ 9,804
Bottom of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	1.43%	1.43%	1.31%
Profit margin ratio	10.00%	10.00%	8.00%
Capitalization rate	0.23%	0.23%	0.23%
Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	5.51%	5.51%	4.91%
Profit margin ratio	20.00%	20.00%	20.00%
Capitalization rate	2.28%	2.28%	2.16%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 24,237		$ 25,328